UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MASSACHUSETTS INVESTORS

GROWTH STOCK FUND

MIG-SEM

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	5.7%
Accenture PLC, “A”	5.3%
Visa, Inc., “A”	3.9%
Thermo Fisher Scientific, Inc.	3.4%
Monsanto Co.	2.9%
Colgate-Palmolive Co.	2.9%
Abbott Laboratories	2.5%
NIKE, Inc., “B”	2.5%
Danaher Corp.	2.5%
Cognizant Technology Solutions Corp., “A”	2.5%

Equity sectors
Health Care	17.7%
Technology	13.2%
Special Products & Services	12.5%
Retailing	11.8%
Industrial Goods & Services	10.3%
Consumer Staples	10.0%
Basic Materials	7.8%
Financial Services	7.4%
Leisure	4.8%
Autos & Housing	1.7%
Transportation	1.6%
Energy	0.5%

(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2015 through May 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2015 through May 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/15	Ending Account Value 5/31/16	Expenses Paid During Period (p) 12/01/15-5/31/16
A	Actual	0.74%	$1,000.00	$1,024.94	$3.75
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.50%	$1,000.00	$1,020.99	$7.58
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
C	Actual	1.50%	$1,000.00	$1,020.80	$7.58
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
I	Actual	0.50%	$1,000.00	$1,026.09	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53
R1	Actual	1.50%	$1,000.00	$1,021.14	$7.58
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
R2	Actual	1.00%	$1,000.00	$1,023.89	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,020.00	$5.05
R3	Actual	0.75%	$1,000.00	$1,024.95	$3.80
	Hypothetical (h)	0.75%	$1,000.00	$1,021.25	$3.79
R4	Actual	0.50%	$1,000.00	$1,026.14	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53
R5	Actual	0.39%	$1,000.00	$1,026.47	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
529A	Actual	0.76%	$1,000.00	$1,024.82	$3.85
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
529B	Actual	1.55%	$1,000.00	$1,021.12	$7.83
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
529C	Actual	1.54%	$1,000.00	$1,021.01	$7.78
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01% and 0.03%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)
Aerospace - 2.0%
United Technologies Corp.	1,342,532	$135,031,868

Alcoholic Beverages - 1.5%
AmBev S.A., ADR	7,178,845	$37,760,725
Pernod Ricard S.A.	577,680	62,932,205

		$100,692,930
Apparel Manufacturers - 5.9%
Burberry Group PLC	3,012,362	$46,858,130
LVMH Moet Hennessy Louis Vuitton S.A.	660,357	105,840,191
NIKE, Inc., “B”	2,987,573	164,973,781
VF Corp.	1,188,395	74,060,776

		$391,732,878
Broadcasting - 3.3%
Omnicom Group, Inc.	323,047	$26,919,507
Time Warner, Inc.	441,889	33,433,322
Twenty-First Century Fox, Inc.	4,397,216	126,991,598
Walt Disney Co.	325,058	32,252,255

		$219,596,682
Brokerage & Asset Managers - 2.1%
Blackstone Group LP	1,169,211	$30,621,636
Charles Schwab Corp.	2,501,185	76,486,237
CME Group, Inc.	345,299	33,801,319

		$140,909,192
Business Services - 12.5%
Accenture PLC, “A”	2,987,706	$355,447,383
Cognizant Technology Solutions Corp., “A” (a)	2,663,668	163,655,762
Equifax, Inc.	778,396	97,867,729
Fidelity National Information Services, Inc.	1,759,781	130,698,935
Fiserv, Inc. (a)	794,196	83,652,665

		$831,322,474
Chemicals - 4.8%
LyondellBasell Industries N.V., “A”	283,415	$23,058,644
Monsanto Co.	1,726,223	194,148,301
PPG Industries, Inc.	950,773	102,379,237

		$319,586,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 0.9%
Oracle Corp.	1,446,531	$58,150,546

Computer Software - Systems - 2.5%
Apple, Inc.	1,309,925	$130,809,111
EMC Corp.	1,194,438	33,384,542

		$164,193,653
Construction - 1.7%
Sherwin-Williams Co.	395,105	$115,011,114

Consumer Products - 4.5%
Church & Dwight Co., Inc.	546,206	$53,790,367
Colgate-Palmolive Co.	2,727,465	192,040,811
L’Oréal S.A.	305,839	57,475,278

		$303,306,456
Electrical Equipment - 6.7%
Amphenol Corp., “A”	1,365,899	$80,205,589
Danaher Corp.	1,668,466	164,110,316
Mettler-Toledo International, Inc. (a)	312,457	117,271,361
W.W. Grainger, Inc. (l)	380,015	86,776,425

		$448,363,691
Electronics - 4.1%
Microchip Technology, Inc.	690,025	$35,660,492
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,390,491	83,812,938
Texas Instruments, Inc.	2,594,212	157,209,247

		$276,682,677
Food & Beverages - 3.9%
Danone S.A.	1,351,152	$94,831,901
Mead Johnson Nutrition Co., “A”	1,616,963	133,043,716
PepsiCo, Inc.	350,904	35,500,958

		$263,376,575
Food & Drug Stores - 1.8%
CVS Health Corp.	1,263,321	$121,847,310

Internet - 5.8%
Alphabet, Inc., “A” (a)	512,586	$383,850,026

Machinery & Tools - 1.6%
Colfax Corp. (a)	1,967,095	$53,288,604
Fastenal Co. (l)	1,157,446	53,277,239

		$106,565,843

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	1,156,344	$87,361,789

Medical Equipment - 11.3%
Abbott Laboratories	4,230,455	$167,652,932
Cooper Cos., Inc.	735,952	119,820,345
Dentsply Sirona, Inc.	1,089,648	67,732,520
St. Jude Medical, Inc.	520,394	40,778,074
Thermo Fisher Scientific, Inc.	1,492,756	226,555,578
Waters Corp. (a)	578,896	79,627,145
Zimmer Biomet Holdings, Inc.	423,369	51,697,589

		$753,864,183
Oil Services - 0.5%
Schlumberger Ltd.	473,859	$36,155,442

Other Banks & Diversified Financials - 5.3%
MasterCard, Inc., “A”	974,946	$93,497,321
Visa, Inc., “A”	3,297,583	260,311,202

		$353,808,523
Pharmaceuticals - 5.1%
Eli Lilly & Co.	1,302,914	$97,757,637
Roche Holding AG	400,203	105,043,222
Zoetis, Inc.	2,917,269	138,336,896

		$341,137,755
Printing & Publishing - 1.5%
Moody’s Corp.	1,009,474	$99,574,515

Railroad & Shipping - 1.6%
Union Pacific Corp.	1,230,160	$103,567,170

Specialty Chemicals - 3.0%
Ecolab, Inc.	1,244,156	$145,864,849
Praxair, Inc.	493,940	54,264,248

		$200,129,097
Specialty Stores - 4.1%
AutoZone, Inc. (a)	193,064	$147,153,381
TJX Cos., Inc.	1,668,547	127,009,798

		$274,163,179
Total Common Stocks (Identified Cost, $4,913,844,008)		$6,629,981,750

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a) (Identified Cost, $0)	$41.40	1/04/16	28,115	$71,693

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	65,207,725	$65,207,725

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.43%, at Cost and Net Asset Value (j)	56,556,813	$56,556,813
Total Investments (Identified Cost, $5,035,608,546)		$6,751,817,981

Other Assets, Less Liabilities - (1.1)%		(72,815,986)
Net Assets - 100.0%		$6,679,001,995

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,970,400,821)	$6,686,610,256
Underlying affiliated funds, at cost and value	65,207,725
Total investments, at value, including $55,931,142 of securities on loan (identified cost, $5,035,608,546)	$6,751,817,981
Receivables for
Fund shares sold	4,552,597
Interest and dividends	6,805,031
Other assets	108,154
Total assets	$6,763,283,763
Liabilities
Payables for
Investments purchased	$10,027,052
Fund shares reacquired	14,670,424
Collateral for securities loaned, at value	56,556,813
Payable to affiliates
Investment adviser	310,659
Shareholder servicing costs	2,291,760
Distribution and service fees	128,781
Program manager fees	133
Payable for independent Trustees’ compensation	142,222
Accrued expenses and other liabilities	153,924
Total liabilities	$84,281,768
Net assets	$6,679,001,995
Net assets consist of
Paid-in capital	$4,864,812,742
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,716,274,598
Accumulated net realized gain (loss) on investments and foreign currency	79,330,326
Undistributed net investment income	18,584,329
Net assets	$6,679,001,995
Shares of beneficial interest outstanding	276,842,118

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,467,953,193	143,267,024	$24.21
Class B	69,986,051	3,276,041	21.36
Class C	250,138,335	11,785,748	21.22
Class I	620,069,505	25,014,591	24.79
Class R1	30,844,697	1,465,628	21.05
Class R2	195,362,016	8,279,416	23.60
Class R3	437,302,381	18,236,067	23.98
Class R4	925,763,674	38,006,045	24.36
Class R5	662,030,039	26,660,078	24.83
Class 529A	14,198,138	593,590	23.92
Class 529B	571,260	27,363	20.88
Class 529C	4,782,706	230,527	20.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $25.69 [100 / 94.25 x $24.21] and $25.38 [100 / 94.25 x $23.92], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$53,247,458
Interest	340,180
Dividends from underlying affiliated funds	62,669
Foreign taxes withheld	(1,347,630)
Total investment income	$52,302,677
Expenses
Management fee	$10,796,093
Distribution and service fees	7,208,308
Shareholder servicing costs	4,387,316
Program manager fees	8,972
Administrative services fee	319,756
Independent Trustees’ compensation	58,232
Custodian fee	115,060
Shareholder communications	136,450
Audit and tax fees	33,198
Legal fees	29,699
Miscellaneous	158,090
Total expenses	$23,251,174
Fees paid indirectly	(11)
Reduction of expenses by investment adviser and distributor	(212,149)
Net expenses	$23,039,014
Net investment income	$29,263,663
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$102,070,320
Foreign currency	(101,564)
Net realized gain (loss) on investments and foreign currency	$101,968,756
Change in unrealized appreciation (depreciation)
Investments	$24,884,545
Translation of assets and liabilities in foreign currencies	44,469
Net unrealized gain (loss) on investments and foreign currency translation	$24,929,014
Net realized and unrealized gain (loss) on investments and foreign currency	$126,897,770
Change in net assets from operations	$156,161,433

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/16 (unaudited)	Year ended 11/30/15
From operations
Net investment income	$29,263,663	$59,327,960
Net realized gain (loss) on investments and foreign currency	101,968,756	410,014,537
Net unrealized gain (loss) on investments and foreign currency translation	24,929,014	(270,346,969)
Change in net assets from operations	$156,161,433	$198,995,528
Distributions declared to shareholders
From net investment income	$(60,000,235)	$(45,000,144)
From net realized gain on investments	(352,952,177)	(217,657,630)
Total distributions declared to shareholders	$(412,952,412)	$(262,657,774)
Change in net assets from fund share transactions	$36,879,025	$(127,565,101)
Total change in net assets	$(219,911,954)	$(191,227,347)
Net assets
At beginning of period	6,898,913,949	7,090,141,296
At end of period (including undistributed net investment income of $18,584,329 and $49,320,901, respectively)	$6,679,001,995	$6,898,913,949

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16		Years ended 11/30
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.16		$25.38	$22.46	$17.74	$15.80	$14.39
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.14	$0.14	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.51	3.12	4.73	1.89	1.39
Total from investment operations	$0.55		$0.71	$3.26	$4.87	$2.03	$1.48
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.15)	$(0.11)	$(0.15)	$(0.09)	$(0.07)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.50)		$(0.93)	$(0.34)	$(0.15)	$(0.09)	$(0.07)
Net asset value, end of period (x)	$24.21		$25.16	$25.38	$22.46	$17.74	$15.80
Total return (%) (r)(s)(t)(x)	2.49	(n)	2.90	14.79	27.67	12.95	10.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.74	0.74	0.75	0.79	0.82
Expenses after expense reductions (f)	0.74	(a)	0.73	0.73	0.74	0.79	0.82
Net investment income	0.87	(a)(l)	0.81	0.59	0.72	0.82	0.59
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$3,467,953		$3,721,313	$3,792,267	$3,186,058	$2,506,173	$2,327,953

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.28		$22.60	$20.08	$15.86	$14.15	$12.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$(0.03)	$(0.01)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.44	2.78	4.25	1.70	1.25
Total from investment operations	$0.41		$0.46	$2.75	$4.24	$1.71	$1.23
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—	$(0.02)	$—	$—
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.33)		$(0.78)	$(0.23)	$(0.02)	$—	$—
Net asset value, end of period (x)	$21.36		$22.28	$22.60	$20.08	$15.86	$14.15
Total return (%) (r)(s)(t)(x)	2.10	(n)	2.09	13.90	26.77	12.08	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.49	1.49	1.50	1.54	1.56
Expenses after expense reductions (f)	1.50	(a)	1.49	1.49	1.50	1.54	1.56
Net investment income (loss)	0.10	(a)(l)	0.08	(0.16)	(0.03)	0.05	(0.16)
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$69,986		$76,233	$91,986	$101,840	$103,780	$126,402

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.16		$22.48	$19.97	$15.80	$14.09	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$(0.03)	$(0.01)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.45	2.77	4.22	1.70	1.25
Total from investment operations	$0.40		$0.46	$2.74	$4.21	$1.71	$1.23
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$(0.04)	$—	$—
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.34)		$(0.78)	$(0.23)	$(0.04)	$—	$—
Net asset value, end of period (x)	$21.22		$22.16	$22.48	$19.97	$15.80	$14.09
Total return (%) (r)(s)(t)(x)	2.08	(n)	2.10	13.93	26.67	12.14	9.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.49	1.49	1.50	1.54	1.56
Expenses after expense reductions (f)	1.50	(a)	1.49	1.49	1.50	1.54	1.56
Net investment income (loss)	0.10	(a)(l)	0.06	(0.16)	(0.04)	0.07	(0.15)
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$250,138		$255,568	$267,749	$250,751	$203,787	$199,268

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.76		$25.97	$22.98	$18.14	$16.15	$14.72
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.19	$0.17	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.52	3.19	4.86	1.94	1.41
Total from investment operations	$0.59		$0.79	$3.38	$5.03	$2.12	$1.55
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.22)	$(0.16)	$(0.19)	$(0.13)	$(0.12)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.56)		$(1.00)	$(0.39)	$(0.19)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$24.79		$25.76	$25.97	$22.98	$18.14	$16.15
Total return (%) (r)(s)(x)	2.61	(n)	3.13	15.04	28.02	13.29	10.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	(a)	0.49	0.50	0.50	0.54	0.56
Expenses after expense reductions (f)	0.50	(a)	0.49	0.50	0.50	0.54	0.56
Net investment income	1.10	(a)(l)	1.06	0.81	0.82	1.05	0.87
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$620,070		$719,973	$766,377	$397,294	$85,219	$93,722

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$21.98		$22.30	$19.91	$15.75	$14.04	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$(0.03)	$(0.01)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.45	2.74	4.21	1.70	1.23
Total from investment operations	$0.40		$0.46	$2.71	$4.20	$1.71	$1.21
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.09)	$(0.04)	$—	$—
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.33)		$(0.78)	$(0.32)	$(0.04)	$—	$—
Net asset value, end of period (x)	$21.05		$21.98	$22.30	$19.91	$15.75	$14.04
Total return (%) (r)(s)(x)	2.11	(n)	2.12	13.91	26.71	12.18	9.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.49	1.49	1.51	1.54	1.56
Expenses after expense reductions (f)	1.50	(a)	1.49	1.49	1.51	1.54	1.56
Net investment income (loss)	0.10	(a)(l)	0.06	(0.16)	(0.07)	0.07	(0.15)
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$30,845		$32,009	$34,440	$35,206	$6,968	$6,594

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.52		$24.77	$21.95	$17.36	$15.47	$14.12
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.08	$0.09	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.49	3.04	4.62	1.86	1.35
Total from investment operations	$0.52		$0.63	$3.12	$4.71	$1.96	$1.41
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.10)	$(0.07)	$(0.12)	$(0.07)	$(0.06)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.44)		$(0.88)	$(0.30)	$(0.12)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$23.60		$24.52	$24.77	$21.95	$17.36	$15.47
Total return (%) (r)(s)(x)	2.39	(n)	2.61	14.46	27.33	12.74	10.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.99	0.99	1.00	1.04	1.06
Expenses after expense reductions (f)	1.00	(a)	0.99	0.99	1.00	1.04	1.06
Net investment income	0.60	(a)(l)	0.56	0.33	0.44	0.61	0.38
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$195,362		$209,709	$228,141	$192,103	$113,177	$62,125

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.93		$25.16	$22.29	$17.61	$15.69	$14.32
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.14	$0.14	$0.15	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.50	3.08	4.70	1.87	1.38
Total from investment operations	$0.55		$0.70	$3.22	$4.84	$2.02	$1.47
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.15)	$(0.12)	$(0.16)	$(0.10)	$(0.10)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.50)		$(0.93)	$(0.35)	$(0.16)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$23.98		$24.93	$25.16	$22.29	$17.61	$15.69
Total return (%) (r)(s)(x)	2.50	(n)	2.89	14.73	27.71	12.99	10.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.74	0.74	0.75	0.79	0.81
Expenses after expense reductions (f)	0.75	(a)	0.74	0.74	0.74	0.79	0.81
Net investment income	0.85	(a)(l)	0.81	0.59	0.69	0.87	0.61
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$437,302		$482,657	$531,858	$412,052	$226,452	$77,578

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.34		$25.55	$22.62	$17.86	$15.90	$14.50
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.20	$0.19	$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.52	3.12	4.77	1.89	1.38
Total from investment operations	$0.58		$0.78	$3.32	$4.96	$2.09	$1.52
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.21)	$(0.16)	$(0.20)	$(0.13)	$(0.12)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.56)		$(0.99)	$(0.39)	$(0.20)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$24.36		$25.34	$25.55	$22.62	$17.86	$15.90
Total return (%) (r)(s)(x)	2.61	(n)	3.16	14.99	28.03	13.31	10.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	(a)	0.49	0.49	0.50	0.54	0.56
Expenses after expense reductions (f)	0.50	(a)	0.49	0.49	0.50	0.54	0.56
Net investment income	1.10	(a)(l)	1.06	0.83	0.92	1.19	0.87
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$925,764		$933,126	$1,002,443	$814,203	$394,699	$103,881

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class R5			2015	2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$25.82		$26.02	$23.01	$18.15	$16.55
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.22	$0.21	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.53	3.20	4.85	1.30	(g)
Total from investment operations	$0.60		$0.82	$3.42	$5.06	$1.60
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.24)	$(0.18)	$(0.20)	$—
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—
Total distributions declared to shareholders	$(1.59)		$(1.02)	$(0.41)	$(0.20)	$—
Net asset value, end of period (x)	$24.83		$25.82	$26.02	$23.01	$18.15
Total return (%) (r)(s)(x)	2.65	(n)	3.24	15.17	28.16	9.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	(a)	0.38	0.39	0.41	0.43	(a)
Expenses after expense reductions (f)	0.39	(a)	0.38	0.39	0.41	0.43	(a)
Net investment income	1.19	(a)(l)	1.14	0.93	0.99	3.42	(a)(l)
Portfolio turnover	13	(n)	26	26	25	33
Net assets at end of period (000 omitted)	$662,030		$450,440	$360,116	$293,107	$85,242

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class 529A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.88		$25.12	$22.24	$17.56	$15.64	$14.25
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.13	$0.14	$0.13	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.50	3.09	4.69	1.87	1.37
Total from investment operations	$0.54		$0.69	$3.22	$4.83	$2.00	$1.45
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.15)	$(0.11)	$(0.15)	$(0.08)	$(0.06)
From net realized gain on investments	(1.29)		(0.78)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.50)		$(0.93)	$(0.34)	$(0.15)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$23.92		$24.88	$25.12	$22.24	$17.56	$15.64
Total return (%) (r)(s)(t)(x)	2.48	(n)	2.85	14.75	27.68	12.91	10.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.84	0.85	0.89	0.92
Expenses after expense reductions (f)	0.76	(a)	0.76	0.75	0.76	0.84	0.89
Net investment income	0.84	(a)(l)	0.77	0.57	0.69	0.78	0.52
Portfolio turnover	13	(n)	26	26	25	33	28
Net assets at end of period (000 omitted)	$14,198		$13,116	$10,975	$8,692	$6,345	$5,115

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class 529B			2015		2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$21.83		$22.17		$19.71	$15.59	$13.91		$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)	$(0.04)	$(0.01)	$0.00	(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.44		2.73	4.16	1.68		1.23
Total from investment operations	$0.40		$0.44		$2.69	$4.15	$1.68		$1.20
Less distributions declared to shareholders
From net investment income	$(0.06)		$—		$—	$(0.03)	$—		$—
From net realized gain on investments	(1.29)		(0.78)		(0.23)	—	—		—
Total distributions declared to shareholders	$(1.35)		$(0.78)		$(0.23)	$(0.03)	$—		$—
Net asset value, end of period (x)	$20.88		$21.83		$22.17	$19.71	$15.59		$13.91
Total return (%) (r)(s)(t)(x)	2.11	(n)	2.04		13.86	26.66	12.08		9.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.59		1.59	1.60	1.64		1.66
Expenses after expense reductions (f)	1.55	(a)	1.54		1.54	1.55	1.59		1.64
Net investment income (loss)	0.06	(a)(l)	(0.01)		(0.21)	(0.08)	0.01		(0.24)
Portfolio turnover	13	(n)	26		26	25	33		28
Net assets at end of period (000 omitted)	$571		$576		$543	$519	$528		$574

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/16		Years ended 11/30
Class 529C			2015		2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$21.71		$22.06		$19.61	$15.53	$13.85		$12.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)	$(0.04)	$(0.02)	$0.00	(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.44		2.72	4.14	1.68		1.22
Total from investment operations	$0.39		$0.44		$2.68	$4.12	$1.68		$1.19
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.01)		$—	$(0.04)	$—		$—
From net realized gain on investments	(1.29)		(0.78)		(0.23)	—	—		—
Total distributions declared to shareholders	$(1.35)		$(0.79)		$(0.23)	$(0.04)	$—		$—
Net asset value, end of period (x)	$20.75		$21.71		$22.06	$19.61	$15.53		$13.85
Total return (%) (r)(s)(t)(x)	2.10	(n)	2.04		13.88	26.61	12.13		9.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.59		1.59	1.60	1.64		1.66
Expenses after expense reductions (f)	1.54	(a)	1.54		1.54	1.55	1.59		1.64
Net investment income (loss)	0.06	(a)(l)	(0.01)		(0.22)	(0.10)	0.03		(0.22)
Portfolio turnover	13	(n)	26		26	25	33		28
Net assets at end of period (000 omitted)	$4,783		$4,193		$3,246	$2,709	$1,992		$1,689

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2011 would have been lower by 0.70%, 0.70%, 0.70%, 0.71%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, and 0.70%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,630,053,443	$—	$—	$6,630,053,443
Mutual Funds	121,764,538	—	—	121,764,538
Total Investments	$6,751,817,981	$—	$—	$6,751,817,981

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not

Notes to Financial Statements (unaudited) – continued

due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $55,931,142. The fair value of the fund’s investment securities on loan and a related liability of $56,556,813 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three

Notes to Financial Statements (unaudited) – continued

year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Ordinary income (including any short-term capital gains)	$73,554,488
Long-term capital gains	189,103,286
Total distributions	$262,657,774

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$5,040,403,068
Gross appreciation	1,836,062,821
Gross depreciation	(124,647,908)
Net unrealized appreciation (depreciation)	$1,711,414,913

As of 11/30/15
Undistributed ordinary income	49,455,521
Undistributed long-term capital gain	335,372,053
Post-October capital loss deferral	(263,784)
Other temporary differences	(104,806)
Net unrealized appreciation (depreciation)	1,686,521,248

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 5/31/16	Year ended 11/30/15	Six months ended 5/31/16	Year ended 11/30/15
Class A	$31,162,410	$22,871,923	$189,697,630	$116,031,567
Class B	123,273	—	4,410,635	3,166,912
Class C	561,238	—	14,785,141	9,235,339
Class I	7,558,761	6,409,020	35,861,677	22,896,587
Class R1	61,467	—	1,863,468	1,206,790
Class R2	1,238,740	894,253	10,976,589	7,096,736
Class R3	4,010,827	3,223,441	24,956,233	16,292,285
Class R4	9,918,932	8,255,987	47,015,899	30,424,081
Class R5	5,239,980	3,277,508	22,427,451	10,833,949
Class 529A	110,745	66,980	672,651	339,863
Class 529B	1,552	—	34,283	19,172
Class 529C	12,310	1,032	250,520	114,349
Total	$60,000,235	$45,000,144	$352,952,177	$217,657,630

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $499,916 and $6,397 for the six months ended May 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$4,414,955
Class B	0.75%	0.25%	1.00%	1.00%	351,717
Class C	0.75%	0.25%	1.00%	1.00%	1,211,745
Class R1	0.75%	0.25%	1.00%	1.00%	153,068
Class R2	0.25%	0.25%	0.50%	0.50%	488,092
Class R3	—	0.25%	0.25%	0.25%	548,252
Class 529A	—	0.25%	0.25%	0.22%	16,410
Class 529B	0.75%	0.25%	1.00%	1.00%	2,823
Class 529C	0.75%	0.25%	1.00%	1.00%	21,246
Total Distribution and Service Fees					$7,208,308

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2016, this rebate amounted to $203,083, $1,113, $1,155, $2,231, $3, and $78 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2016, were as follows:

Amount
Class A	$4,578
Class B	23,516
Class C	6,201
Class 529B	—
Class 529C	11

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on March 31, 2017, unless MFD elects to extend the waiver. For the six months ended May 31, 2016,

Notes to Financial Statements (unaudited) – continued

this waiver amounted to $4,486 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended May 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$6,564	$3,282
Class 529B	282	141
Class 529C	2,126	1,063
Total Program Manager Fees and Waivers	$8,972	$4,486

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2016, the fee was $573,803, which equated to 0.0175% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,813,513.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0098% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who

Notes to Financial Statements (unaudited) – continued

continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $4,734 and the Retirement Deferral plan resulted in a net decrease in expense of $85. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $117,462 at May 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $24,744 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $7,592 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 44,713 shares of Class I for an aggregate amount of $1,064,627.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the

Notes to Financial Statements (unaudited) – continued

six months ended May 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $9,254,116 and $1,531,083, respectively. The sales transactions resulted in net realized gains (losses) of $68,236.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $832,242,945 and $1,176,584,996, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/16		Year ended 11/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,599,224	$198,379,959	15,601,643	$386,266,702
Class B	171,957	3,520,046	299,442	6,589,357
Class C	533,517	10,821,883	917,258	20,113,263
Class I	3,036,842	72,230,555	4,758,612	120,292,091
Class R1	170,948	3,420,570	336,332	7,317,429
Class R2	1,019,568	22,975,193	1,815,520	43,868,859
Class R3	1,732,527	39,809,764	3,413,594	83,717,287
Class R4	3,722,780	86,136,872	4,914,892	122,468,595
Class R5	11,305,980	273,969,533	5,775,440	145,255,820
Class 529A	66,667	1,518,163	106,795	2,615,011
Class 529B	3,069	60,911	9,298	200,907
Class 529C	51,097	1,010,249	61,038	1,303,442
	30,414,176	$713,853,698	38,009,864	$940,008,763

Shares issued to shareholders in reinvestment of distributions
Class A	8,070,096	$185,531,502	4,719,396	$115,719,643
Class B	214,729	4,371,878	139,784	3,057,086
Class C	599,217	12,122,164	329,361	7,163,602
Class I	1,739,006	40,901,412	1,104,590	27,669,979
Class R1	95,959	1,924,935	55,922	1,206,790
Class R2	498,798	11,193,028	304,257	7,289,989
Class R3	1,271,486	28,964,452	803,116	19,515,726
Class R4	1,999,385	46,205,797	1,267,605	31,233,775
Class R5	1,028,662	24,225,000	562,658	14,111,455
Class 529A	34,467	783,093	16,770	406,843
Class 529B	1,802	35,835	894	19,172
Class 529C	13,288	262,829	5,409	115,381
	15,566,895	$356,521,925	9,309,762	$227,509,441

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/16		Year ended 11/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(21,327,533)	$(499,055,425)	(21,819,084)	$(539,893,473)
Class B	(531,850)	(10,786,230)	(1,088,471)	(24,031,796)
Class C	(880,213)	(17,880,626)	(1,625,011)	(35,602,131)
Class I	(7,712,996)	(184,654,693)	(7,425,497)	(186,667,785)
Class R1	(257,670)	(5,212,534)	(480,227)	(10,465,896)
Class R2	(1,790,130)	(40,322,911)	(2,778,390)	(67,100,046)
Class R3	(4,126,265)	(94,689,407)	(5,993,327)	(146,927,316)
Class R4	(4,542,443)	(105,413,888)	(8,583,518)	(213,718,183)
Class R5	(3,121,442)	(74,069,810)	(2,733,795)	(69,245,256)
Class 529A	(34,687)	(803,864)	(33,369)	(815,150)
Class 529B	(3,907)	(78,249)	(8,296)	(179,094)
Class 529C	(26,985)	(528,961)	(20,495)	(437,179)
	(44,356,121)	$(1,033,496,598)	(52,589,480)	$(1,295,083,305)

Net change
Class A	(4,658,213)	$(115,143,964)	(1,498,045)	$(37,907,128)
Class B	(145,164)	(2,894,306)	(649,245)	(14,385,353)
Class C	252,521	5,063,421	(378,392)	(8,325,266)
Class I	(2,937,148)	(71,522,726)	(1,562,295)	(38,705,715)
Class R1	9,237	132,971	(87,973)	(1,941,677)
Class R2	(271,764)	(6,154,690)	(658,613)	(15,941,198)
Class R3	(1,122,252)	(25,915,191)	(1,776,617)	(43,694,303)
Class R4	1,179,722	26,928,781	(2,401,021)	(60,015,813)
Class R5	9,213,200	224,124,723	3,604,303	90,122,019
Class 529A	66,447	1,497,392	90,196	2,206,704
Class 529B	964	18,497	1,896	40,985
Class 529C	37,400	744,117	45,952	981,644
	1,624,950	$36,879,025	(5,269,854)	$(127,565,101)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2016, the fund’s commitment fee and interest expense were $14,786 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,800,861	467,422,495	(462,015,631)	65,207,725

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62,669	$65,207,725

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of

Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Growth Stock Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(c)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.